Royalty expenses	12 Months Ended
Dec. 31, 2021
Royalty expenses
Royalty expenses

Note 4 - Royalty expenses

   Accounting policies

Royalty expenses comprise contractual amounts payable to third parties that are derived from milestone payments. Royalty expense is recognized in the income statement when the related payments and mile- stone events in the corresponding collaboration agreements materialize.

We have agreed to pay some of our revenue in deferred payments or royalties to third parties. At the time of the dissolution of a former joint venture with Elan Corporation, plc (Elan) and certain of its subsidiaries that were party to the joint venture agreement with us, we agreed to pay royalties to Elan - now Alkermes plc, as successor in interest to a termination agreement between us and the Elan entities - including 13% of future payments we receive in respect of lixisenatide under the Sanofi License Agreement.

Note 4 - Royalty expenses (continued)

In addition, we have agreed to pay a royalty of 0.5% of the total amounts we receive in connection with our SIP-modified peptides, including lixisenatide, to one of the inventors of our SIP technology, who is one of our employees. The royalty to be paid to this inventor is calculated on the basis of all the amounts we receive, including license payments, milestone payments and sales. In 2021, 2020 and 2019, the royal- ty expenses relate to mentioned inventor.